Long-term debt - Realized and Unrealized Gain (Loss) on Foreign Exchange (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of foreign exchange rates [line items]
Realized foreign exchange loss	$ 0	$ 0	$ 0	$ 3
Unrealized foreign exchange loss (gain)	(2)	1	1	(5)
Foreign exchange loss (gain)	$ (2)	$ 1	$ 1	$ (2)